Noncontrolling Interest	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Noncontrolling Interest [Abstract]
Noncontrolling Interest Disclosure [Text Block]

11. Noncontrolling Interest

Noncontrolling interest consists of equity issued to members of the LLC upon the Company’s initial public offering in June 2007. As provided in the LLC agreement, the exchange ratio of the various existing classes of equity of the LLC for the single class of equity at the time of the Company’s initial public offering was based on the Company’s initial public offering price of $210.00 per share and the resulting implied valuation of the Company. The exchange resulted in the issuance of 897,903 LLC membership units and Class B common shares. Each LLC membership unit combined with a share of Class B common stock is exchangeable at the holder’s option into one share of Company common stock. The LLC may make distributions to members as determined by the Company.
At the time of its initial public offering, the Company owned 28.9% of the LLC membership units of the LLC. As of June 30, 2014, the Company owned 87.6% of the LLC membership units. The noncontrolling interest will continue to be reported until all Class B common shares and LLC membership units have been exchanged for the Company’s common stock.
The table below shows the effects of the changes in BioFuel Energy Corp.’s ownership interest in the LLC on the equity attributable to BioFuel Energy Corp.’s common stockholders for the three and six months ended June 30, 2014 and June 30, 2013 (in thousands):

Net Loss Attributable to BioFuel Energy Corp.’s Common Stockholders and
Transfers from the Noncontrolling Interest

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Net loss attributable to BioFuel Energy Corp.	$(2,750)	$(4,124)	$(3,461)	$(8,759)
Decrease in BioFuel Energy Corp. stockholders’ equity from issuance of common shares in exchange for Class B common shares and units of BioFuel Energy, LLC	(141)	—	(141)	—
Change in equity from net loss attributable to BioFuel Energy Corp. and transfers from noncontrolling interest	$(2,891)	$(4,124)	$(3,602)	$(8,759)

Tax Benefit Sharing Agreement

Membership units in the LLC combined with the related Class B common shares held by the historical equity investors may be exchanged in the future for shares of our common stock on a one-for-one basis, subject to customary conversion rate adjustments for stock splits, stock dividends and reclassifications. The LLC will make an election under Section 754 of the IRS Code effective for each taxable year in which an exchange of membership units and Class B shares for common shares occurs, which may result in an adjustment to the tax basis of the assets owned by the LLC at the time of the exchange. Increases in tax basis, if any, would reduce the amount of tax that the Company would otherwise be required to pay in the future, although the IRS may challenge all or part of the tax basis increases, and a court could sustain such a challenge. The Company has entered into tax benefit sharing agreements with its historical LLC investors that will provide for a sharing of these tax benefits, if any, between the Company and the historical LLC equity investors. Under these agreements, the Company will make a payment to an exchanging LLC member of 85% of the amount of cash savings, if any, in U.S. federal, state and local income taxes the Company actually realizes as a result of this increase in tax basis. The Company and its common stockholders will benefit from the remaining 15% of cash savings, if any, in income taxes realized. For purposes of the tax benefit sharing agreement, cash savings in income tax will be computed by comparing the Company’s actual income tax liability to the amount of such taxes the Company would have been required to pay had there been no increase in the tax basis in the assets of the LLC as a result of the exchanges. The term of the tax benefit sharing agreement commenced on the Company’s initial public offering in June 2007 and will continue until all such tax benefits have been utilized or expired, unless a change of control occurs and the Company exercises its resulting right to terminate the tax benefit sharing agreement for an amount based on agreed payments remaining to be made under the agreement.

14.	Noncontrolling Interest

Noncontrolling interest consists of equity issued to members of the LLC upon the Company’s initial public offering in June 2007. As provided in the LLC agreement, the exchange ratio of the various existing classes of equity of the LLC for the single class of equity at the time of the Company’s initial public offering was based on the Company’s initial public offering price of $ 210.00 per share and the resulting implied valuation of the Company. The exchange resulted in the issuance of 897,903 LLC membership units and Class B common shares. Each LLC membership unit combined with a share of Class B common stock is exchangeable at the holder’s option into one share of Company common stock. The LLC may make distributions to members as determined by the Company.

At the time of its initial public offering, the Company owned 28.9% of the LLC membership units of the LLC. At December 31, 2013, the Company owned 87.3% of the LLC membership units. The noncontrolling interest will continue to be reported until all Class B common shares and LLC membership units have been exchanged for the Company’s common stock.

The table below shows the effects of the changes in BioFuel Energy Corp.’s ownership interest in the LLC on the equity attributable to BioFuel Energy Corp.’s common stockholders for the years ended December 31, 2013 and 2012 (in thousands):

Net Loss Attributable to BioFuel Energy Corp.’s Common Stockholders and
Transfers from the Noncontrolling Interest

	Years Ended December 31,
	2013	2012
Net loss attributable to BioFuel Energy Corp.	$(39,208)	$(39,843)
Increase in BioFuel Energy Corp. stockholders equity from issuance of common shares in exchange for Class B common shares and units of BioFuel Energy, LLC	—	273
Change in equity from net loss attributable to BioFuel Energy Corp. and transfers from noncontrolling interest	$(39,208)	$(39,570)

Tax Benefit Sharing Agreement

Membership units in the LLC combined with the related Class B common shares held by the historical equity investors may be exchanged in the future for shares of our common stock on a one-for-one basis, subject to customary conversion rate adjustments for stock splits, stock dividends and reclassifications. The LLC will make an election under Section 754 of the IRS Code effective for each taxable year in which an exchange of membership units and Class B shares for common shares occurs, which may result in an adjustment to the tax basis of the assets owned by the LLC at the time of the exchange. Increases in tax basis, if any, would reduce the amount of tax that the Company would otherwise be required to pay in the future, although the IRS may challenge all or part of the tax basis increases, and a court could sustain such a challenge. The Company has entered into tax benefit sharing agreements with its historical LLC investors that will provide for a sharing of these tax benefits, if any, between the Company and the historical LLC equity investors. Under these agreements, the Company will make a payment to an exchanging LLC member of 85% of the amount of cash savings, if any, in U.S. federal, state and local income taxes the Company actually realizes as a result of this increase in tax basis. The Company and its common stockholders will benefit from the remaining 15% of cash savings, if any, in income taxes realized. For purposes of the tax benefit sharing agreement, cash savings in income tax will be computed by comparing the Company’s actual income tax liability to the amount of such taxes the Company would have been required to pay had there been no increase in the tax basis in the assets of the LLC as a result of the exchanges. The term of the tax benefit sharing agreement commenced on the Company’s initial public offering in June 2007 and will continue until all such tax benefits have been utilized or expired, unless a change of control occurs and the Company exercises its resulting right to terminate the tax benefit sharing agreement for an amount based on agreed payments remaining to be made under the agreement.

Ownership “True-Up” Agreement

At the time of formation of the LLC, the founders agreed with certain of our principal stockholders as to the relative ownership interests in the Company of our management members and affiliates of Greenlight Capital, Inc. (“Greenlight”) and Third Point LLC (“Third Point”). Certain management members and affiliates of Greenlight and Third Point agreed to exchange LLC membership interests, shares of common stock or cash at a future date, referred to as the “true-up date”, depending on the Company’s performance. This provision functioned by providing management with additional value if the Company’s value improved and by reducing management’s interest in the Company if its value decreased, subject to a predetermined rate of return accruing to Greenlight and Third Point. In particular, if the value of the Company increased from the time of the initial public offering to the “true-up date”, the management members were entitled to receive LLC membership units, shares of common stock or cash from the affiliates of Greenlight and Third Point. On the other hand, if the value of the Company decreased from the time of the initial public offering to the “true-up date” or if a predetermined rate of return was not met, the affiliates of Greenlight and Third Point were entitled to receive LLC membership units or shares of common stock from the management members.

The “true-up date” occurred on June 19, 2012, which was five years from the date of the initial public offering. Since the value of the Company decreased from the time of the initial public offering to the “true-up date”, the affiliates of Greenlight and Third Point received 69,382 and 34,691 LLC membership units, respectively, from certain members or former members of our management group during the third quarter of 2012 as a result of the “true-up”. No new shares were issued as a result of the “true-up” but rather a redistribution of shares occurred among certain members or former members of our management group and our two largest investors, Greenlight and Third Point.